Notes to the consolidated statements of income - Expenses from strategic transactions and programs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Strategic transactions and programs
Impairment of intangible and tangible assets	€ 18,559	€ 10,861	€ 123,695	€ 12,468
Impairment resulting from the measurement of assets held for sale		2,846		8,864
Loss from the sale of business			650
Other	12,045	2,269	41,247	19,527
Expenses from strategic transactions and programs	30,604	15,976	165,592	40,859
Legacy Portfolio Optimization
Strategic transactions and programs
Impairment of intangible and tangible assets	227	10,540	227	12,147
Impairment resulting from the measurement of assets held for sale		2,846		8,864
Loss from the sale of business			650
Other	8,676	1,116	19,466	18,065
FME25+ Program
Strategic transactions and programs
Impairment of intangible and tangible assets	18,332	321	123,468	321
Other	€ 3,369		€ 21,781
Legal Form Conversion Costs
Strategic transactions and programs
Other		€ 1,153		€ 1,462